Subsequent Events (Details) - Subsequent Events [Member] - RSU's [Member] - USD ($)	1 Months Ended
	Mar. 08, 2024	Feb. 14, 2024
Subsequent Events [Line Items]
Issued consultants		382,920
Exercised shares	91,933
Gross proceeds (in Dollars)	$ 114,829